SECURITIES FINANCING ACTIVITIES - Schedule of Gross Amounts of Liabilities Associated with Securities Financing Activities by Class of Underlying Collateral (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	$ 39,855,048	$ 41,010,233
Securities lending	1,311	0
Gross amounts of recognized liabilities	39,856,359	41,010,233
U.S. Treasury
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	20,706,654	23,367,567
Securities lending	0	0
Gross amounts of recognized liabilities	20,706,654	23,367,567
Residential agency MBS
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	17,670,968	15,896,929
Securities lending	0	0
Gross amounts of recognized liabilities	17,670,968	15,896,929
Corporate and other securities
Assets Sold under Agreements to Repurchase [Line Items]
Repurchase agreements	1,477,426	1,745,737
Securities lending	1,311	0
Gross amounts of recognized liabilities	$ 1,478,737	$ 1,745,737